Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024
Balance sheet items, except for equity accounts [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.2567	7.2993
Items in the statements of operations and comprehensive loss, and statements of cash flows [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.2728		7.1885